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VIA EDGAR Ms. Kim McManus Division of Corporation Finance U.S. Securities & Exchange Commission	October 2, 2015

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Re:	Newhall Holding Company, LLC
(to be renamed Five Point Holdings, LLC)
Registration Statement on Form S-11
(the “Draft Registration Statement”)
Submitted October 2, 2015
CIK No. 0001574197

Dear Ms. McManus:

Enclosed is a copy of Amendment No. 2 to the Draft Registration Statement on Form S-11 (the “Amended Registration Statement”), as submitted with the U.S. Securities and Exchange Commission (the “Commission”) on the date hereof, of Newhall Holding Company, LLC, to be renamed Five Point Holdings, LLC (the “Company,” “we” or “us”).

As we have discussed with the staff (the “Staff”) of the Commission, the Amended Registration Statement reflects a change in the issuer. The Company previously intended to contribute its assets to its wholly owned subsidiary, Five Point Holdings, Inc. (“FPH”), and that FPH would be the issuer of securities in the offering. The Company has now determined not to effect this contribution of assets to FPH, and that the Company will be the issuer of securities in the offering. The Amended Registration Statement reflects this change in the issuer, changes made in response to the comments of the Staff set forth in the Staff’s letter, dated September 14, 2015 (the “Comment Letter”), and other updates. Please note that the subsequent event disclosures within the footnotes to the financial statements will be updated to reflect the change in the issuer once an amended and restated contribution and sale agreement is executed by the parties thereto.

Ms. Kim McManus

October 2, 2015

At the request of the Staff, in order to include the original submission of the Draft Registration Statement and Amendment No. 1 thereto under the Company’s CIK Number, the Company has also re-submitted the Draft Registration Statement submitted by FPH on July 6, 2015, and Amendment No. 1 thereto.

Set forth below are the Company’s responses to the Staff’s comments in the Comment Letter. For your convenience, each comment contained in the Comment Letter is printed below and is followed by the Company’s response. The Staff’s comments are indicated in bold italics. All references in this letter to page numbers and captions (other than those in the Staff’s comments) correspond to the page numbers and captions in the Amended Registration Statement, unless otherwise noted. Defined terms used but not otherwise defined herein have the meanings ascribed to such terms in the Amended Registration Statement.

General

1.	We note your response to prior comments 3 and 5. It is unclear whether the distribution of Class A common stock to Newhall Members would be viewed as a two-step transaction. In this regard, we note that as a result of the contribution Newhall Holding will have no assets other than your Class A shares of common stock and that it is currently anticipated that Newhall Holdings will distribute such common stock to its members six months after the date of this offering. Please provide further analysis to explain why these two steps are not part of the same transaction. To the extent this can be viewed as one transaction, please provide additional analysis regarding the availability of an exemption from registration for the issuance to Newhall Members. Please also tell us if Newhall Holdings has any intention to liquidate after the distribution of the Class A shares to its members.

Response: The Company acknowledges the Staff’s comment and respectfully submits that, as a result of the change in issuer described above, there will no longer be a distribution of shares to Newhall Members. Newhall Members will retain their existing units of membership interest. Immediately prior to the offering, the limited liability company agreement of the Company will be amended and restated by action of its board of managers. The consent or approval of Newhall Members is not required, nor will it be sought, in connection with the amendment and restatement of the limited liability company agreement.

Prospectus Summary, page 1

2.	Please consider revising this section to include a summary discussion of the benefits to related parties that will be realized pursuant to the formation transactions, or advise us why you believe such disclosure is not appropriate.

Ms. Kim McManus

October 2, 2015

Response: The Company has revised the disclosure on page 14 of the Amended Registration Statement.

Risks Related to Our Organization and Structure, page 30

3.	We note your disclosure on pages 152-156 regarding the restrictions and limitations on the operating company’s ability to take a number of actions with respect to the management of the Great Park Venture in light of the rights associated with Class A and Class C Unit holders. Please consider adding risk factor disclosure addressing such restrictions, or advise us why you believe such disclosure is not appropriate.

Response: The Company has revised the disclosure on page 35 of the Amended Registration Statement.

Substantial amounts of our Class A common stock could be sold in the future, which could depress our stock price and result in dilution of your shares, page 40

4.	We note your disclosure indicating that the shares of Class A common stock held by Newhall Holding will be restricted securities. You also state that it is anticipated that Newhall Holding will distribute its shares of Class A common stock to Newhall Members six months after the date of the offering and that Newhall Members that are not your affiliates may resell such shares without restriction under Rule 144. Please provide your analysis to explain why such shares may be resold without restriction under Rule 144. In this regard, we note that Rule 144(d)(3)(i) permits tacking for securities “acquired from the issuer” as a dividend. Since Newhall Holdings will not distribute its shares, it does not appear that tacking would be available under Rule 144(d)(3)(i).

Response: The Company acknowledges the Staff’s comment and respectfully submits that, as noted above, as a result of the change in issuer, there will no longer be an issuance of shares to Newhall Holding Company, LLC. The Company has revised the disclosure on pages 40 and 158 of the Amended Registration Statement.

Development Status, page 94

5.	Please separately quantify your budgeted cash development costs allocated to the Legacy Properties as you will not receive proceeds attributable to the sale of such properties. Please also clarify if you anticipate ongoing expenses beyond 2016 attributable to the Legacy Properties.

Response: The Company acknowledges the Staff’s comment and respectfully submits that it is not possible to quantify the portion of budgeted cash development costs that will be allocated to the Legacy Properties due to the nature and timing of cash development costs. However, the Company has revised the disclosure on page 94 of the Amended Registration Statement to clarify how cash

Ms. Kim McManus

October 2, 2015

development costs will be allocated to the Legacy Properties for purposes of determining distributions on the Class D units of the Great Park Venture. The Company has also revised the disclosure on page 94 of the Amended Registration Statement to clarify that it does not anticipate incurring development costs associated with the Legacy Properties after 2016.

Development Management Services, page 103

6.	We note your response to prior comment 28 and your revised disclosure on pages 103 and 136. Please provide more detail about the incentive compensation payments and bonuses payable under the amended and restated development management agreement. Please also revise to distinguish the portion of the fees that you anticipate receiving by virtue of the operating company’s Class A partnership units in FP LP from the portion of the fees that you anticipate Lennar, and other Class B partnership unit holders, will receive.

Response: The Company has revised the disclosure on page 103 of the Amended Registration Statement.

7.	Please revise your disclosure to explain why you will provide all development management services to Newhall Ranch and the San Francisco Shipyard and Candlestick Point for no fee, but you intend to receive fees in connection with the development management services provided to Great Park Ventures.

Response: The Company has revised the disclosure on page 103 of the Amended Registration Statement.

FP LP, page 135

8.	Please revise your disclosure to provide an overview of the management of FP LP. Please also state whether the operating company will have control and discretion over the day-to-day management of the entity.

Response: The Company has revised the disclosure on page 135 of the Amended Registration Statement.

***

Ms. Kim McManus

October 2, 2015

Please contact the undersigned at (213) 687-5396 should you require further information.

Very truly yours,

/s/ Jonathan L. Friedman

Jonathan L. Friedman, Esq.

cc:	Securities and Exchange Commission
Coy Garrison
Shannon Sobotka
Eric McPhee

Five Point Holdings, Inc.
Five Point Holdings, LLC
Michael Alvarado

Skadden, Arps, Slate, Meagher & Flom LLP
Gregg A. Noel, Esq.
Allison M. Hunter, Esq.

Proskauer Rose LLP
Philippa M. Bond, Esq.